Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment Information
19.	Segment Information

The Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”), reviews financial information presented on a consolidated basis. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. The Company considers itself to be operating within one reportable segment.

The following table summarizes net sales from external customers (in thousands):

	Year Ended December 31,
	2023	2022	2021
United States	$1,362,423	$1,553,389	$2,101,975
Canada	114,948	138,123	211,778
Rest of world	19,592	28,761	62,472
Total	$1,496,963	$1,720,273	$2,376,225

The following table summarizes net sales by product category and revenue stream (in thousands):

	Year Ended December 31,
Net Sales by Product Category	2023	2022	2021
Components & Storage	$910,772	$1,046,095	$1,346,053
Computer System	327,263	345,949	644,923
Office Solutions	80,767	96,679	155,526
Software & Services	55,091	58,424	56,402
Electronics	31,020	38,302	52,058
Others	92,050	134,824	121,263
Total Net Sales	$1,496,963	$1,720,273	$2,376,225

	Year Ended December 31,
Net Sales by Revenue Stream	2023	2022	2021
Direct sales revenues(1)	$1,396,624	$1,607,027	$2,243,421
Marketplace revenues(2)	32,330	47,005	63,492
Services revenues(3)	68,009	66,241	69,312
Total Net Sales	$1,496,963	$1,720,273	$2,376,225

(1)	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.

(2)	Includes all the commission revenues earned from sales made by sellers on its websites.

(3)	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.

The following table summarizes net property, plant and equipment by country (in thousands):

	As of December 31,
	2023	2022
United States	$40,063	$21,637
Canada	76	94
Rest of world	21,340	23,344
Total	$61,479	$45,075